PROPERTY, PLANT AND EQUIPMENT	6 Months Ended
Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
4.          PROPERTY, PLANT AND EQUIPMENT

	Plant and equipment US$	Right-of-use assets US$	Total US$
December 31, 2023
Carrying value at July 1, 2023	2,822,765	1,167,018	3,989,783
Additions	2,005,366	907,843	2,913,209
Disposals	(2,030,083)	-	(2,030,083)
Depreciation	(49,510)	(242,878)	(292,388)
Carrying amount at December 31, 2023	2,748,538	1,831,983	4,580,521
- at cost	3,009,884	2,451,719	5,461,603
- accumulated depreciation	(261,346)	(619,736)	(881,082)

June 30, 2023
Carrying value at July 1, 2022	922,118	465,868	1,387,986
Additions	2,077,794	950,537	3,028,331
Depreciation	(177,147)	(249,387)	(426,534)
Carrying amount at June 30, 2023	2,822,765	1,167,018	3,989,783
- at cost	3,034,599	1,543,876	4,578,475
- accumulated depreciation	(211,834)	(376,858)	(588,692)